Note 14 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021
Statement Line Items [Line Items]
Directly issued capital instruments	$ 242,510	$ 241,466	$ 166,404
Retained earnings	104,071	90,644	85,626
Accumulated other comprehensive income	67	(4)	2
Regulatory capital		418,718
Total risk-weighted assets		$ 2,013,544
CET1 capital ratio		20.80%
Total assets	3,075,343	$ 2,415,086	$ 2,285,771
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	437,912
Total risk-weighted assets	$ 2,568,678
CET1 capital ratio	17.05%
Basel III [member]
Statement Line Items [Line Items]
Total assets		2,415,086
Total on-balance sheet exposures		2,402,335
Total off-balance sheet exposure at gross notional amount	$ 374,489	342,710
Adjustments for conversion to credit equivalent amount		210,065
Total off-balance sheet exposures	163,922	132,645
Total exposures		$ 2,534,980
Leverage ratio		12.60%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total assets	3,075,343
Total on-balance sheet exposures	3,063,728
Adjustments for conversion to credit equivalent amount	210,567
Total exposures	$ 3,227,650
Leverage ratio	10.38%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 227,819
Retained earnings		90,644
Accumulated other comprehensive income		(4)
Regulatory capital before adjustments		318,459
Adjustments to capital	$ (11,615)	(12,751)
Regulatory capital		$ 305,708
CET1 capital ratio		15.18%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	228,863
Retained earnings	104,071
Accumulated other comprehensive income	67
Regulatory capital before adjustments	333,001
Adjustments to capital	(11,615)
Regulatory capital	$ 321,386
CET1 capital ratio	12.51%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital		$ 319,355
CET1 capital ratio		15.86%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647
Regulatory capital	$ 335,033
CET1 capital ratio	13.04%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 101,180	$ 97,910
Regulatory capital before adjustments		97,910
Adjustments to capital		1,453
Regulatory capital		$ 99,363
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	101,180
Adjustments to capital	1,699
Regulatory capital	$ 102,879